Interest Expense, Net (Tables)	12 Months Ended
Apr. 25, 2014
Text Block [Abstract]
Schedule of Interest Expense, Net

Interest income and interest expense for fiscal years 2014, 2013, and 2012 are as follows:

	Fiscal Year
(in millions)	2014	2013	2012
Interest income	$(271)	$(237)	$(200)
Interest expense	379	388	349

Interest expense, net	$108	$151	$149